Debt Securities in Issue - Summary of Debt Securities in Issue (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Debt securities in issue [line items]
Debt securities in issue	¥ 11,868,264	¥ 10,985,048
Commercial paper [member]
Debt securities in issue [line items]
Debt securities in issue	2,666,002	1,736,702
Unsubordinated Bonds [Member]
Debt securities in issue [line items]
Debt securities in issue	7,691,244	7,693,431
Subordinated bonds [Member]
Debt securities in issue [line items]
Debt securities in issue	¥ 1,511,018	¥ 1,554,915